Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 163,217	$ 168,072
ECL coverage	0.80%	0.50%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,483	$ 31,032
ECL coverage	2.00%	1.00%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73,596	$ 77,903
ECL coverage	0.10%	0.10%
12-month expected credit losses | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 132,768	$ 157,702
Collateral value	$ 3,486	$ 3,602
ECL coverage	0.10%	0.10%
12-month expected credit losses | Non-credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,721	$ 26,483
Collateral value	$ 912	$ 535
ECL coverage	0.40%	0.10%
12-month expected credit losses | Non-credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 63,577	$ 75,903
Collateral value	$ 594	$ 1,142
ECL coverage	0.00%	0.00%
12-month expected credit losses | Non-credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 55,376	$ 61,820
ECL coverage	0.10%	0.10%
12-month expected credit losses | Non-credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,205	$ 7,266
ECL coverage	0.60%	0.10%
12-month expected credit losses | Non-credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,422	$ 32,478
ECL coverage	0.00%	0.00%
12-month expected credit losses | Non-credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 71,915	$ 89,319
ECL coverage	0.20%	0.10%
12-month expected credit losses | Non-credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,053	$ 18,535
ECL coverage	0.20%	0.00%
12-month expected credit losses | Non-credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33,386	$ 41,798
ECL coverage	0.00%	0.00%
12-month expected credit losses | Non-credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,477	$ 6,563
ECL coverage	0.20%	0.20%
12-month expected credit losses | Non-credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,463	$ 682
ECL coverage	0.10%	0.00%
12-month expected credit losses | Non-credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 769	$ 1,627
ECL coverage	0.00%	0.10%
12-month expected credit losses | Non-credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,408	$ 46,318
ECL coverage	0.10%	0.10%
12-month expected credit losses | Non-credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,665	$ 7,018
ECL coverage	0.30%	0.10%
12-month expected credit losses | Non-credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,361	$ 28,776
ECL coverage	0.00%	0.00%
12-month expected credit losses | Non-credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,081	$ 32,583
ECL coverage	0.20%	0.10%
12-month expected credit losses | Non-credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,031	$ 9,349
ECL coverage	0.20%	0.00%
12-month expected credit losses | Non-credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,091	$ 10,815
ECL coverage	0.00%	0.10%
12-month expected credit losses | Non-credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,098	$ 5,018
ECL coverage	0.30%	0.10%
12-month expected credit losses | Non-credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,932	$ 1,649
ECL coverage	0.20%	0.10%
12-month expected credit losses | Non-credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,093	$ 1,436
ECL coverage	0.00%	0.10%
12-month expected credit losses | Non-credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,328	$ 5,400
ECL coverage	0.30%	0.20%
12-month expected credit losses | Non-credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 425	$ 519
ECL coverage	0.50%	0.00%
12-month expected credit losses | Non-credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 841	$ 771
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,353	$ 8,724
Collateral value	$ 517	$ 203
ECL coverage	1.10%	1.10%
Lifetime expected credit losses | Non-credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,584	$ 3,572
Collateral value	$ 246	$ 56
ECL coverage	1.80%	1.10%
Lifetime expected credit losses | Non-credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,999	$ 1,983
Collateral value	$ 147	$ 25
ECL coverage	0.50%	0.50%
Lifetime expected credit losses | Non-credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,710	$ 3,040
ECL coverage	1.30%	1.20%
Lifetime expected credit losses | Non-credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,337	$ 1,857
ECL coverage	2.20%	1.20%
Lifetime expected credit losses | Non-credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,084	$ 440
ECL coverage	0.10%	0.20%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,383	$ 5,184
ECL coverage	1.00%	1.10%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,534	$ 1,419
ECL coverage	1.60%	1.20%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,719	$ 1,501
ECL coverage	0.50%	0.60%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,260	$ 500
ECL coverage	1.00%	0.60%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 713	$ 296
ECL coverage	0.80%	0.30%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 196	$ 42
ECL coverage	1.00%	0.00%
Lifetime expected credit losses | Non-credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,544	$ 2,167
ECL coverage	0.80%	1.10%
Lifetime expected credit losses | Non-credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,132	$ 615
ECL coverage	1.50%	1.80%
Lifetime expected credit losses | Non-credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,359	$ 955
ECL coverage	0.40%	0.30%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,097	$ 1,986
ECL coverage	1.10%	0.90%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,020	$ 712
ECL coverage	2.00%	0.60%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,955	$ 497
ECL coverage	0.80%	1.00%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 849	$ 333
ECL coverage	1.10%	2.10%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 350	$ 16
ECL coverage	0.90%	6.30%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 319	$ 29
ECL coverage	0.30%	0.00%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 893	$ 698
ECL coverage	1.00%	1.10%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32	$ 76
ECL coverage	3.10%	1.30%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86	$ 20
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,095	$ 1,645
Collateral value	$ 331	$ 380
ECL coverage	35.90%	35.60%
Lifetime expected credit losses | Credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,178	$ 977
Collateral value	$ 120	$ 166
ECL coverage	34.70%	26.00%
Lifetime expected credit losses | Credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20	$ 17
Collateral value	$ 0	$ 0
ECL coverage	5.00%	11.80%
Lifetime expected credit losses | Credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,038	$ 315
ECL coverage	45.30%	57.80%
Lifetime expected credit losses | Credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 635	$ 66
ECL coverage	50.70%	92.40%
Lifetime expected credit losses | Credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 583	$ 557
ECL coverage	11.50%	14.90%
Lifetime expected credit losses | Credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 348	$ 404
ECL coverage	9.50%	12.90%
Lifetime expected credit losses | Credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20	$ 17
ECL coverage	5.00%	11.80%
Lifetime expected credit losses | Credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 474	$ 773
ECL coverage	45.60%	41.50%
Lifetime expected credit losses | Credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195	$ 507
ECL coverage	27.70%	27.80%
Lifetime expected credit losses | Credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 177	$ 87
ECL coverage	13.60%	16.10%
Lifetime expected credit losses | Credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 56	$ 42
ECL coverage	5.40%	7.10%
Lifetime expected credit losses | Credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 6
ECL coverage	0.00%	16.70%
Lifetime expected credit losses | Credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 161	$ 90
ECL coverage	15.50%	7.80%
Lifetime expected credit losses | Credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 128	$ 69
ECL coverage	12.50%	4.30%
Lifetime expected credit losses | Credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 10
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 149	$ 89
ECL coverage	6.70%	15.70%
Lifetime expected credit losses | Credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 139	$ 72
ECL coverage	5.80%	4.20%
Lifetime expected credit losses | Credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 96	$ 291
ECL coverage	8.30%	16.50%
Lifetime expected credit losses | Credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25	$ 221
ECL coverage	24.00%	19.50%
Lifetime expected credit losses | Credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 1
ECL coverage	16.70%	0.00%
Lifetime expected credit losses | POCI
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%